Victory Pioneer Select Mid Cap Growth Fund
(formerly, Pioneer Select Mid Cap Growth Fund)
Schedule of Investments  |  February 28, 2025

Schedule of Investments  |  2/28/25
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.9%
	Common Stocks — 99.7% of Net Assets
	Aerospace & Defense — 1.6%
44,721(a)	Axon Enterprise, Inc.	$ 23,632,812
	Total Aerospace & Defense	$23,632,812

	Biotechnology — 5.3%
45,142(a)	Alnylam Pharmaceuticals, Inc.	$ 11,138,789
282,439(a)	Natera, Inc.	43,944,684
322,921(a)	Vaxcyte, Inc.	23,579,691
	Total Biotechnology	$78,663,164

	Building Products — 2.6%
119,400(a)	Builders FirstSource, Inc.	$ 16,595,406
54,764	Simpson Manufacturing Co., Inc.	9,003,202
210,073(a)	Trex Co., Inc.	12,959,403
	Total Building Products	$38,558,011

	Capital Markets — 9.1%
50,498	Evercore, Inc., Class A	$ 12,210,416
551,513	Marex Group Plc	20,207,436
55,062	MSCI, Inc.	32,514,662
707,433(a)	Robinhood Markets, Inc., Class A	35,442,393
115,510	State Street Corp.	11,462,057
179,520	Tradeweb Markets, Inc., Class A	24,301,623
	Total Capital Markets	$136,138,587

	Chemicals — 0.6%
24,827	Sherwin-Williams Co.	$ 8,994,077
	Total Chemicals	$8,994,077

	Communications Equipment — 0.9%
31,591	Motorola Solutions, Inc.	$ 13,906,990
	Total Communications Equipment	$13,906,990

	Construction Materials — 1.5%
214,860	CRH Plc	$ 22,027,447
	Total Construction Materials	$22,027,447

	Containers & Packaging — 0.1%
205,787(a)	Ranpak Holdings Corp.	$ 1,376,715
	Total Containers & Packaging	$1,376,715

	Diversified Consumer Services — 0.5%
376,796(a)	KinderCare Learning Cos., Inc.	$ 7,332,450
	Total Diversified Consumer Services	$7,332,450

1Victory Pioneer Select Mid Cap Growth Fund | 2/28/25

Shares		Value
	Electric Utilities — 1.7%
244,856	NRG Energy, Inc.	$ 25,883,728
	Total Electric Utilities	$25,883,728

	Electrical Equipment — 4.4%
498,845(a)	Siemens Energy AG	$ 28,430,179
391,785	Vertiv Holdings Co., Class A	37,286,178
	Total Electrical Equipment	$65,716,357

	Electronic Equipment, Instruments & Components — 2.2%
228,625	Amphenol Corp., Class A	$ 15,226,425
459,345(a)	Flex, Ltd.	17,404,582
	Total Electronic Equipment, Instruments & Components	$32,631,007

	Entertainment — 2.1%
52,283(a)	Spotify Technology S.A.	$ 31,788,587
	Total Entertainment	$31,788,587

	Financial Services — 1.3%
300,604(a)	Affirm Holdings, Inc.	$ 19,283,747
	Total Financial Services	$19,283,747

	Ground Transportation — 1.2%
29,928(a)	Saia, Inc.	$ 12,253,720
53,886	TFI International, Inc.	4,884,766
	Total Ground Transportation	$17,138,486

	Health Care Equipment & Supplies — 4.4%
38,733(a)	Inspire Medical Systems, Inc.	$ 7,188,457
67,930(a)	Insulet Corp.	18,495,301
54,464(a)	Penumbra, Inc.	15,546,204
106,630	ResMed, Inc.	24,900,238
	Total Health Care Equipment & Supplies	$66,130,200

	Health Care Providers & Services — 1.5%
34,384	McKesson Corp.	$ 22,014,700
	Total Health Care Providers & Services	$22,014,700

	Health Care Technology — 1.5%
96,359(a)	Veeva Systems, Inc., Class A	$ 21,597,906
	Total Health Care Technology	$21,597,906

	Hotels, Restaurants & Leisure — 5.2%
407,469(a)	Chipotle Mexican Grill, Inc.	$ 21,991,102
431,437(a)	DraftKings, Inc., Class A	18,922,827
1,036,865(a)	Genius Sports, Ltd.	8,999,988
Victory Pioneer Select Mid Cap Growth Fund | 2/28/252

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Shares		Value
	Hotels, Restaurants & Leisure — (continued)
280,781(a)	Sweetgreen, Inc., Class A	$ 6,390,576
439,044(a)	Viking Holdings, Ltd.	21,118,016
	Total Hotels, Restaurants & Leisure	$77,422,509

	Household Durables — 1.2%
56,792(a)	TopBuild Corp.	$ 17,400,501
	Total Household Durables	$17,400,501

	Insurance — 0.6%
635,301(a)	Oscar Health, Inc., Class A	$ 9,281,748
	Total Insurance	$9,281,748

	Interactive Media & Services — 1.3%
532,061(a)	Pinterest, Inc., Class A	$ 19,675,616
	Total Interactive Media & Services	$19,675,616

	IT Services — 4.5%
309,161(a)	Cloudflare, Inc., Class A	$ 44,921,093
80,291(a)	MongoDB, Inc.	21,472,222
	Total IT Services	$66,393,315

	Life Sciences Tools & Services — 1.6%
88,578	Agilent Technologies, Inc.	$ 11,330,898
76,608(a)	Repligen Corp.	12,200,590
	Total Life Sciences Tools & Services	$23,531,488

	Media — 1.4%
294,161(a)	Trade Desk, Inc., Class A	$ 20,685,402
	Total Media	$20,685,402

	Oil, Gas & Consumable Fuels — 4.0%
485,080(a)	Antero Resources Corp.	$ 17,802,436
994,377(a)	Comstock Resources, Inc.	17,878,898
414,870	Williams Cos., Inc.	24,137,137
	Total Oil, Gas & Consumable Fuels	$59,818,471

	Pharmaceuticals — 0.5%
292,364(a)	Edgewise Therapeutics, Inc.	$ 7,651,166
	Total Pharmaceuticals	$7,651,166

	Professional Services — 4.0%
65,937	Booz Allen Hamilton Holding Corp.	$ 6,993,278
112,276	Thomson Reuters Corp.	20,077,194
109,825	Verisk Analytics, Inc.	32,608,141
	Total Professional Services	$59,678,613

3Victory Pioneer Select Mid Cap Growth Fund | 2/28/25

Shares		Value
	Semiconductors & Semiconductor Equipment — 4.9%
221,022(a)	Advanced Micro Devices, Inc.	$ 22,071,257
34,713	ASM International NV	18,480,091
91,320	BE Semiconductor Industries NV	10,079,358
242,440(a)	Credo Technology Group Holding, Ltd.	13,377,839
61,932(a)	Onto Innovation, Inc.	9,021,015
	Total Semiconductors & Semiconductor Equipment	$73,029,560

	Software — 16.0%
144,919(a)	AppLovin Corp., Class A	$ 47,205,915
52,231(a)	CyberArk Software, Ltd.	19,004,249
293,231(a)	Datadog, Inc., Class A	34,176,073
43,422(a)	HubSpot, Inc.	31,437,094
53,267(a)	Monday.com, Ltd.	15,808,048
558,248(a)	Palantir Technologies, Inc., Class A	47,406,420
214,411(a)	Procore Technologies, Inc.	16,396,009
344,920(a)	Samsara, Inc., Class A	16,445,786
23,610(a)	Synopsys, Inc.	10,796,381
	Total Software	$238,675,975

	Specialized REITs — 0.8%
129,152	Iron Mountain, Inc.	$ 12,033,092
	Total Specialized REITs	$12,033,092

	Specialty Retail — 4.2%
4,211(a)	AutoZone, Inc.	$ 14,709,065
127,503	Ross Stores, Inc.	17,891,221
273,651	Tractor Supply Co.	15,146,583
38,446(a)	Ulta Beauty, Inc.	14,085,076
	Total Specialty Retail	$61,831,945

	Technology Hardware, Storage & Peripherals — 3.7%
68,403	Dell Technologies, Inc., Class C	$ 7,029,092
250,860(a)	Sandisk Corp.	11,752,791
366,530(a)	Super Micro Computer, Inc.	15,196,334
445,844(a)	Western Digital Corp.	21,815,147
	Total Technology Hardware, Storage & Peripherals	$55,793,364

	Textiles, Apparel & Luxury Goods — 1.4%
143,743(a)	On Holding AG, Class A	$ 6,968,660
215,914(a)	Skechers USA, Inc., Class A	13,168,595
	Total Textiles, Apparel & Luxury Goods	$20,137,255

Victory Pioneer Select Mid Cap Growth Fund | 2/28/254

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Shares		Value
	Trading Companies & Distributors — 1.9%
27,937	WW Grainger, Inc.	$ 28,529,544
	Total Trading Companies & Distributors	$28,529,544

	Total Common Stocks (Cost $931,165,907)	$1,484,384,535

	SHORT TERM INVESTMENTS — 0.2% of Net Assets
	Open-End Fund — 0.2%
3,324,233(b)	Dreyfus Government Cash Management, Institutional Shares, 4.23%	$ 3,324,233
		$3,324,233

	TOTAL SHORT TERM INVESTMENTS (Cost $3,324,233)	$3,324,233

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.9% (Cost $934,490,140)	$1,487,708,768
	OTHER ASSETS AND LIABILITIES — 0.1%	$1,196,081
	net assets — 100.0%	$1,488,904,849

REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at February 28, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,484,384,535	$—	$—	$1,484,384,535
Open-End Fund	3,324,233	—	—	3,324,233
Total Investments in Securities	$1,487,708,768	$—	$—	$1,487,708,768
During the period ended February 28, 2025, there were no transfers in or out of Level 3.
5Victory Pioneer Select Mid Cap Growth Fund | 2/28/25